Inventory	9 Months Ended
Sep. 30, 2025
Inventory [Abstract]
Inventory
9.	Inventory

As of September 30, 2025, and December 31, 2024, inventory consisted of the following:

	September 30, 2025	December 31, 2024
Finished goods	$128,469	$-
	$128,469	$-

Cost of inventory recognized as expense in cost of sales for the nine ended September 30, 2025 and 2024, totaled $123,078 and $nil, respectively. As at September 30, 2025 and December 31, 2024, the Company recorded an allowance for inventory of $nil